Income Tax (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes
	For the Years Ended December 31,
	2019	2018	2017
Current	$(123,001)	595,421	$(1,300,894)
Deferred	-	-	-
Total	$(123,001)	595,421	$(1,300,894)

Schedule of reconciliations of the statutory income tax rate and the Company's effective income tax rate
	For the Years Ended December 31,
	2019	2018	2017
HK statutory income tax rate	16.5%	16.5%	16.5%
Valuation allowance recognized with respect to the loss in the HK company	(16.5)%	(16.5)%	(16.5)%
UK statutory income tax rate	19.0%	19.0%	19.0%
Valuation allowance recognized with respect to the loss in the UK company	(19.0)%	(19.0)%	(19.0)%
Australian statutory income tax rate	27.5%	27.5%	27.5%
Valuation allowance recognized with respect to the loss in the Australian company	(27.5)%	(27.5)%	(27.5)%
PRC statutory income tax rate	25.0%	25.0%	25.0%
Uncertain tax position	25.0%	25.0%	25.0%
Changes in valuation allowance for deferred tax asset	(25.0)%	(25.0)%	(25.0)%
Total tax rate	25%	25%	25%

Schedule of cumulative net operating losses carried forward
	For the Years Ended December 31,			Expiration Beginning in the
	2019	2018	2017	Year
PRC Region	$424,478	$5,940,924	$1,964,000	2020
HK Region	338,255	340,902	875,122	Indefinitely
UK Region	-	1,102	1,000	2019
Australia Region	-	53,063	17,887	Indefinitely
Total cumulative net operating loss carry-forward	$762,733	$6,335,990	$2,858,009

Schedule of net deferred tax assets
	December 31,	December 31,	December 31,
	2019	2018	2017
Deferred tax assets:
Net operating loss carry-forwards	$236,963	$1,556,422	$640,504
Total of deferred tax assets	236,963	1,556,422	640,504
Less: valuation allowance	(236,963)	(1,556,422)	(640,504)
Net deferred assets	$-	$-	$-

Schedule of unrecognized tax benefits related to the Company's uncertain tax positions
	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017
Gross beginning balance	$1,483,745	$2,079,166	$783,382
Gross increase to tax positions in the current period	123,001	(595,421)	1,295,784
Gross increase to tax position in the prior period	-	-	-
Gross decrease to tax position in the prior period	-	-	-
Lapse of statute limitations	-	-	-
Gross ending balance	$1,606,746	$1,483,745	$2,079,166